FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Liquidity Risk (Details) - Liquidity risk - Revolving credit facility R$ in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2019 USD ($) item	Dec. 01, 2021 BRL (R$)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Maximum borrowing capacity | R$		R$ 3,000,000
Suzano Pulp and Paper Europe S.A.
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Maximum borrowing capacity | $	$ 500,000
Number of banks in union | item	5